CURRENT AND ALL OTHER ASSETS (Details) $ in Millions	3 Months Ended
Mar. 31, 2024 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Increase (decrease) in other current assets	$ 110
Increase (decrease) in prepaid taxes and deferred charges	79
Increase (decrease) in other assets	$ 75